Other operating income (expenses) (Details) - COP ($) $ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Significant Investments In Associates [Line Items]
Expense for legal provisions	$ (459)	$ (67)	$ (686)
(Loss) gain on sale of assets	(121)	(148)	121
Impairment loss of current assets	(346)	(262)	(96)
Profit in business combinations and field reversal		1,727	0
Other income	290	247	235
Other operating income (expenses)	$ (636)	$ 1,497	(426)
Percentage of Receivables Impaired	99.00%
Percentage of equity in the acquiree held by the acquirer		55.00%
Adjustments for gain (loss) on acquisition of investments in subsidiaries	$ 0	$ 1,699	$ 0
Block CPO09
Disclosure Of Significant Investments In Associates [Line Items]
Profit in business combinations and field reversal		$ 28
Percentage of interest acquired		45.00%	49.00%